ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

($ thousands)	December 31, 2020	December 31, 2019
Accrued revenue	$93,147	$142,048
Accounts receivable – trade	16,641	37,736
Allowance for doubtful accounts	(3,579)	(3,665)
Total accounts receivable, net of allowance for doubtful accounts	$106,209	$176,119